Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating revenues
Time charter revenues	$ 5,788	$ 3,905	$ 12,257	$ 17,543
Voyage charter revenues	1,872	0	1,872	0
Total operating revenues	7,660	3,905	14,129	17,543
Operating expenses
Voyage expenses and commission	1,519	612	1,652	1,303
Ship operating expenses	1,859	1,867	3,832	3,609
Administrative expenses	1,345	1,125	2,415	2,110
Depreciation	2,750	2,762	5,494	5,530
Total operating expenses	7,473	6,366	13,393	12,552
Net operating income (loss)	187	(2,461)	736	4,991
Other income (expenses)
Interest income	9	17	29	21
Interest expense	(708)	(939)	(1,553)	(1,894)
Other financial items	(116)	(101)	(266)	(228)
Net other expenses	(815)	(1,023)	(1,790)	(2,101)
Net (loss) income from continuing operations	(628)	(3,484)	(1,054)	2,890
Net (loss) income from discontinued operations	(356)	202	(6,868)	962
Net (loss) income	$ (984)	$ (3,282)	$ (7,922)	$ 3,852
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (0.03)	$ (0.14)	$ (0.04)	$ 0.12
Per share information:
(Loss) earnings per share from discontinued operations: basic	$ (0.01)	$ 0.01	$ (0.28)	$ 0.04
(Loss) earnings per share: basic	$ (0.04)	$ (0.13)	$ (0.32)	$ 0.16
Common Stock, Dividends, Per Share, Declared	$ 0.175	$ 0.350	$ 0.350	$ 0.850